Securities Available for Sale - Investments Classified by Contractual Maturity (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year		$ 172,554
Fair value, After 1 year through 5 years		114,583
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	$ 246,940	287,137	$ 297,211
Amortized cost, Within 1 year		172,602
Amortized cost, After 1 year through 5 years		114,691
Amortized cost, After 5 years through 10 years		0
Amortized cost, After 10 years		0
Amortized cost, Total		287,293
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year	98,086	90,096
Fair value, After 1 year through 5 years	69,101	91,127
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	$ 167,187	181,223	215,751
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year		27,501
Fair value, After 1 year through 5 years
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total		27,501
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year		8,370
Fair value, After 1 year through 5 years		16,994
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total		25,364	54,409
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year		20,164
Fair value, After 1 year through 5 years
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total		20,164
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year		19,623
Fair value, After 1 year through 5 years
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total		19,623	16,578
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year
Fair value, After 1 year through 5 years		2,496
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total		2,496	3,485
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year		6,800
Fair value, After 1 year through 5 years		3,966
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total		$ 10,766	$ 6,988